Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Total property and equipment	$ 572	$ 572	$ 406
Less: accumulated depreciation	(192)	(158)	(85)
Property and equipment, net	380	414	321
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment	17	17	65
Machinery and Equipment
Property Plant And Equipment [Line Items]
Total property and equipment			38
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment	397	397	194
Computers
Property Plant And Equipment [Line Items]
Total property and equipment	125	125	76
Office Equipment
Property Plant And Equipment [Line Items]
Total property and equipment	11	11	11
Software
Property Plant And Equipment [Line Items]
Total property and equipment	$ 22	$ 22	$ 22